ASSETS CLASSIFIED AS HELD FOR SALE (Detail 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assets Comprising The Disposal Group Classified Held For Sale [Abstract]
Net assets of disposal group held for sale as at 1 January	$ 3,254	$ 4,056
Business classified as held for sale during the year	0	100
Sale of business during the year	(100)	0
Movements during the year on assets held for sale	(60)	(76)
Impairment of disposal group held for sale	(2,551)	(576)	$ 0
Effect of foreign currency exchange differences	(543)	(250)
Net assets of disposal group held for sale as at 31 December	$ 0	$ 3,254	$ 4,056